COMMITMENTS - Additional Information (Details)	6 Months Ended
Jun. 30, 2021
Chengdu [Member]
Disclosure of commitments [Line Items]
Operating leases, term	13 months 15 days
Production factories, warehouses and employees hostel | Jingjiang City [Member]
Disclosure of commitments [Line Items]
Operating leases, term	5 years
Office Equipment [Member] | Chengdu [Member]
Disclosure of commitments [Line Items]
Operating leases, term	4 years
Office Equipment [Member] | Hong Kong
Disclosure of commitments [Line Items]
Operating leases, term	2 years